Pay vs Performance Disclosure		12 Months Ended
	Jan. 03, 2021	Dec. 31, 2024 USD ($) PercentileRank	Dec. 31, 2023 USD ($) PercentileRank	Dec. 31, 2022 USD ($) PercentileRank	Dec. 31, 2021	Dec. 31, 2021 USD ($) PercentileRank	Dec. 31, 2020 USD ($) PercentileRank
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance Table
The following table provides information with respect to pay versus performance that depicts the relationship between compensation “actually paid” to NEOs and “financial performance” over the last five fiscal years (2024, 2023, 2022, 2021, and 2020).

							Value of initial Fixed $100 Investment based on:
Year	Summary Compensation Table Total Compensation for CEO-1 (David Campbell)(1) ($)	Compensation Actually Paid to CEO-1 (David Campbell)(4)(5) ($)	Summary Compensation Table Total Compensation for CEO-2 (Terry Bassham)(2)(6) ($)	Compensation Actually Paid to CEO-2 (Terry Bassham)(4)(5)(6) ($)	Average Summary Compensation Table Total Compensation for Other NEOs(3)(6) ($)	Average Compensation Actually Paid to Other NEOs(5) ($)	Evergy’s Cumulative TSR(7) ($)	Peer Group TSR(8) ($)	Net Income(9) ($)	Relative Total Shareholder Return Rank(10)
2024	7,257,862	10,034,052			2,459,149	2,011,629	130	135	885,800,000	76th percentile rank
2023	7,138,724	1,050,503			2,479,839	891,148	93	114	743,600,000	27th percentile rank
2022	6,888,316	5,917,556			2,330,857	1,572,392	108	127	765,000,000	14th percentile rank
2021	11,138,082	14,514,047	120,175	(2,145,521)	3,462,946	4,230,234	113	125	891,900,000	86th percentile rank
2020			8,999,456	5,338,893	2,710,599	1,873,812	88	103	630,000,000	47th percentile rank

(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Campbell (CEO-1) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer. The values for Mr. Campbell shown in this column in 2021 include an inducement cash bonus and equity award, both received pursuant to his offer letter. Specifically, Mr. Campbell received an inducement cash bonus of $1,250,000 and an inducement equity award of restricted stock under the LTIP valued at $3,000,000.

(2)
The dollar amounts reported in this column are the amounts of total compensation reported for Terry Bassham, Evergy’s former President and Chief Executive Officer (CEO-2), for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding the Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2024: Mr. Andrews, Mr. Bryant, Mr. Buckler, Mr. Caisley, Ms. Humphrey, and Mr. Ley; (ii) 2023: Mr. Andrews, Mr. Bryant, Mr. Caisley, and Ms. Humphrey; (iii) 2022: Mr. Andrews, Mr. Bryant, Mr. Caisley, Ms. Humphrey, and Greg Greenwood, former Executive Vice President and Chief Strategy Officer; (iv) 2021: Mr. Andrews, Mr. Bryant, Mr. Caisley, Mr. Greenwood, and Tony Somma, former Executive Vice President and Chief Financial Officer; and (v) 2020: Mr. Bryant, Mr. Greenwood, Ms. Humphrey, and Mr. Somma.

(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for the current year to determine compensation actually paid (totals may not sum due to rounding):

	2024
	Average Other NEOs	CEO-1 (Campbell)
Reported Summary Compensation Table Totals	2,459,149	7,257,862
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	(1,433,663)	(4,929,101)
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	(39,972)	0
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	1,212,286	7,135,596
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	20,568	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	30,762	612,579
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(3,154)	(199,599)
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(315,664)	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,373	156,716
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	51,942	0
Total Adjustments per Fiscal Year	(447,521)	2,776,190
Compensation Actually Paid per Fiscal Year	2,011,629	10,034,052

(5)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our Chief Executive Officer and the average amount of “compensation actually paid” to our NEOs as a group (excluding our Chief Executive Officer) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or other NEOs during the applicable year. Refer to the table above entitled “Calculation of Compensation Actually Paid” for the adjustments made to the total compensation reported for each year to determine the compensation actually paid as reported in accordance with the requirements of Item 402(v) of Regulation S-K. Assumptions made in the valuation of performance-based RSUs that vest based on Evergy’s relative TSR reflected in the calculation of Compensation Actually Paid are as follows:

	Fair Value at 12/31/2020
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2019 grant	49%	3.86%	0.10%
2020 grant	36%	3.86%	0.13%

	Fair Value at 12/31/2021
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2020 grant	18%	3.34%	0.39%
2021 grant	37%	3.34%	0.73%

	Fair Value at 12/31/2022
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2021 grant	23%	3.90%	4.68%
2022 grant	21%	3.90%	4.35%

	Fair Value at 12/31/2023
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2022 grant	21%	4.93%	4.71%
2023 grant	22%	4.93%	4.15%

	Fair Value at 12/31/2024
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2023 grant	16%	4.35%	4.11%
2024 grant	19%	4.35%	4.21%

(6)
The 2021 Summary Compensation Table amounts for Mr. Bassham and Mr. Somma include the change in pension value and above market earnings on deferred compensation which were not included in the Summary Compensation Table previously.

(7)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.

(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used in this measurement is the S&P 500 Electric Utility Index.

(9)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(10)	The Company Selected Measure represents the percentile rank of the Company’s TSR relative to the companies included in the EEI Index for each fiscal year.

Company Selected Measure Name		percentile rank of the Company’s TSR relative to the companies included in the EEI Index
Named Executive Officers, Footnote
(1)
The dollar amounts reported in this column are the amounts of total compensation reported for Mr. Campbell (CEO-1) for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer. The values for Mr. Campbell shown in this column in 2021 include an inducement cash bonus and equity award, both received pursuant to his offer letter. Specifically, Mr. Campbell received an inducement cash bonus of $1,250,000 and an inducement equity award of restricted stock under the LTIP valued at $3,000,000.

(2)
The dollar amounts reported in this column are the amounts of total compensation reported for Terry Bassham, Evergy’s former President and Chief Executive Officer (CEO-2), for each corresponding year in the “Total” column of the Summary Compensation Table for each year during which he served as Chief Executive Officer.

(3)
The dollar amounts reported in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding the Chief Executive Officer) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) 2024: Mr. Andrews, Mr. Bryant, Mr. Buckler, Mr. Caisley, Ms. Humphrey, and Mr. Ley; (ii) 2023: Mr. Andrews, Mr. Bryant, Mr. Caisley, and Ms. Humphrey; (iii) 2022: Mr. Andrews, Mr. Bryant, Mr. Caisley, Ms. Humphrey, and Greg Greenwood, former Executive Vice President and Chief Strategy Officer; (iv) 2021: Mr. Andrews, Mr. Bryant, Mr. Caisley, Mr. Greenwood, and Tony Somma, former Executive Vice President and Chief Financial Officer; and (v) 2020: Mr. Bryant, Mr. Greenwood, Ms. Humphrey, and Mr. Somma.

Peer Group Issuers, Footnote
(8)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used in this measurement is the S&P 500 Electric Utility Index.

Adjustment To PEO Compensation, Footnote
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for the current year to determine compensation actually paid (totals may not sum due to rounding):

	2024
	Average Other NEOs	CEO-1 (Campbell)
Reported Summary Compensation Table Totals	2,459,149	7,257,862
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	(1,433,663)	(4,929,101)
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	(39,972)	0
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	1,212,286	7,135,596
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	20,568	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	30,762	612,579
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(3,154)	(199,599)
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(315,664)	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,373	156,716
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	51,942	0
Total Adjustments per Fiscal Year	(447,521)	2,776,190
Compensation Actually Paid per Fiscal Year	2,011,629	10,034,052

Non-PEO NEO Average Total Compensation Amount		$ 2,459,149	$ 2,479,839	$ 2,330,857		$ 3,462,946	$ 2,710,599
Non-PEO NEO Average Compensation Actually Paid Amount		$ 2,011,629	891,148	1,572,392		4,230,234	1,873,812
Adjustment to Non-PEO NEO Compensation Footnote
(4)
In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to the total compensation reported in the table above for the current year to determine compensation actually paid (totals may not sum due to rounding):

	2024
	Average Other NEOs	CEO-1 (Campbell)
Reported Summary Compensation Table Totals	2,459,149	7,257,862
Calculations/Adjustments
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable fiscal year (“FY”)	(1,433,663)	(4,929,101)
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value” and “Change in SERP” amounts Column of the Summary Compensation Table for Applicable FY	(39,972)	0
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End	1,212,286	7,135,596
Increase based on ASC 718 for the Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY	20,568	0
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End	30,762	612,579
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY	(3,154)	(199,599)
Deduction based on ASC 718 Fair Value for Awards Granted during Prior FY that were Forfeited during Applicable FY	(315,664)	0
Increase for Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	29,373	156,716
Increase for Incremental Fair Value of Options/SARs Modified during Applicable FY	0	0
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	51,942	0
Total Adjustments per Fiscal Year	(447,521)	2,776,190
Compensation Actually Paid per Fiscal Year	2,011,629	10,034,052

Equity Valuation Assumption Difference, Footnote
(5)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our Chief Executive Officer and the average amount of “compensation actually paid” to our NEOs as a group (excluding our Chief Executive Officer) in each applicable year, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to our Chief Executive Officer or other NEOs during the applicable year. Refer to the table above entitled “Calculation of Compensation Actually Paid” for the adjustments made to the total compensation reported for each year to determine the compensation actually paid as reported in accordance with the requirements of Item 402(v) of Regulation S-K. Assumptions made in the valuation of performance-based RSUs that vest based on Evergy’s relative TSR reflected in the calculation of Compensation Actually Paid are as follows:

	Fair Value at 12/31/2020
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2019 grant	49%	3.86%	0.10%
2020 grant	36%	3.86%	0.13%

	Fair Value at 12/31/2021
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2020 grant	18%	3.34%	0.39%
2021 grant	37%	3.34%	0.73%

	Fair Value at 12/31/2022
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2021 grant	23%	3.90%	4.68%
2022 grant	21%	3.90%	4.35%

	Fair Value at 12/31/2023
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2022 grant	21%	4.93%	4.71%
2023 grant	22%	4.93%	4.15%

	Fair Value at 12/31/2024
	Expected Stock Price Volatility	Dividend Yield	Risk-Free Interest Rate
2023 grant	16%	4.35%	4.11%
2024 grant	19%	4.35%	4.21%

Compensation Actually Paid vs. Total Shareholder Return
1.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s cumulative TSR.

Compensation Actually Paid vs. Net Income
3.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s net income.

Compensation Actually Paid vs. Company Selected Measure
4.	The following graph compares the CEOs’ and average other NEOs’ compensation actually paid versus the Company’s Relative TSR Rank (Company selected measure).

Total Shareholder Return Vs Peer Group
2.	The following graph compares the Company’s TSR versus the peer group’s cumulative TSR.

Tabular List, Table
Financial Performance Measures
As described in more detail in “Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay for performance philosophy. The metrics that the Company uses for both AIP and LTIP awards are selected to support achievement of our business strategy without encouraging excessive risk-taking. Pay for performance is one of the primary objectives of our compensation program. The most important financial measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
•	TSR versus companies in the EEI Index
•	Adjusted EPS for Incentive Compensation
•	Adjusted NFOM Expense for Incentive Compensation
•	Three Year Cumulative Adjusted EPS
In addition, the Company considers additional non-financial measures, including those relating to safety, operations, customer experience, environmental factors, and employee culture and engagement. These measures are intended to support our short- and long-term strategic plans and align with the creation of shareholder value. See “Compensation Discussion and Analysis” for a description of these measures.

Total Shareholder Return Amount		$ 130	93	108		113	88
Peer Group Total Shareholder Return Amount		135	114	127		125	103
Net Income (Loss)		$ 885,800,000	$ 743,600,000	$ 765,000,000		$ 891,900,000	$ 630,000,000
Company Selected Measure Amount | PercentileRank		76	27	14		86	47
PEO Name	Terry Bassham	Mr. Campbell	Mr. Campbell	Mr. Campbell	Mr. Campbell		Terry Bassham
Measure:: 1
Pay vs Performance Disclosure
Name		TSR versus companies in the EEI Index
Measure:: 2
Pay vs Performance Disclosure
Name		Adjusted EPS for Incentive Compensation
Measure:: 3
Pay vs Performance Disclosure
Name		Adjusted NFOM Expense for Incentive Compensation
Measure:: 4
Pay vs Performance Disclosure
Name		Three Year Cumulative Adjusted EPS
2019 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate							49.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate							3.86%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate							0.10%
2020 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate						18.00%	36.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate						3.34%	3.86%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate						0.39%	0.13%
2021 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate				23.00%		37.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate				3.90%		3.34%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate				4.68%		0.73%
2022 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate			21.00%	21.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate			4.93%	3.90%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate			4.71%	4.35%
2023 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		16.00%	22.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		4.35%	4.93%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.11%	4.15%
2024 grant [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Volatility Rate		19.00%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Expected Dividend Rate		4.35%
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions, Risk Free Interest Rate		4.21%
David Campbell [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 7,257,862	$ 7,138,724	$ 6,888,316		$ 11,138,082
PEO Actually Paid Compensation Amount		10,034,052	$ 1,050,503	$ 5,917,556		14,514,047
Cash Bonus						1,250,000
Stock Issued During Period, Value, Restricted Stock Award, Gross						3,000,000
Terry Bassham [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						120,175	$ 8,999,456
PEO Actually Paid Compensation Amount						$ (2,145,521)	$ 5,338,893
PEO | David Campbell [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,776,190
PEO | David Campbell [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,929,101)
PEO | David Campbell [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Campbell [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,135,596
PEO | David Campbell [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Campbell [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		612,579
PEO | David Campbell [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(199,599)
PEO | David Campbell [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Campbell [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		156,716
PEO | David Campbell [Member] | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | David Campbell [Member] | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(447,521)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,433,663)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(39,972)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,212,286
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,568
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		30,762
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,154)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(315,664)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		29,373
Non-PEO NEO | Incremental Fair Value of Options/SARs Modified During Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 51,942